Taxation (Details) - Schedule of Changes in Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 7,577	$ 2,314
Additions	4,459	5,436
Foreign currency translation adjustments	(216)	(173)
Balance at the end of the year	$ 11,820	$ 7,577